SUPPLEMENT DATED OCTOBER 5, 2026
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS
EACH DATED JUNE 30, 2026
FOR
DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY

AND

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS
EACH DATED JUNE 30, 2026
FOR
DELAWARE LIFE MASTERS PRIME® VARIABLE ANNUITY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Effective October 1, 2026, Appendix A to the Prospectus is updated as follows:

The Current Expenses number for PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Advisor Class is 1.09%.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE